Related Party Transactions - Transactions Between Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	$ 135,079	$ 132,177	$ 114,592
Amounts owed to related parties, net	374,622	354,324	331,997
Financing
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	14,480	11,391	17,550
Amounts owed to related parties, net	365,895	342,857	322,638
Cement
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	103,300	107,122	84,193
Amounts owed to related parties, net	3,168	6,281	4,604
Management fee
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	14,463	11,043	9,555
Amounts owed to related parties, net	4,217	3,659	3,283
Other goods and services
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	2,836	2,621	3,294
Amounts owed to related parties, net	$ 1,342	$ 1,527	$ 1,472